                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   March 31, 2004
                                                ----------------


Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ]   is a restatement.
                                        [ ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Hanawalt Associates LLC
Address:  645 Madison Avenue, 6th Floor
          New York, New York  10022


Form 13F File Number:   28-06706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence S. Pidgeon
Title:   Member - Hanawalt Associates LLC
Phone:   (212) 404-4651

Signature, Place, and Date of Signing:

/s/ Lawrence S. Pidgeon              New York, New York        May 11, 2004
-------------------------------      ------------------        ------------
          [Signature]                   [City, State]            [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                      0
                                                 --------

Form 13F Information Table Entry Total:                52
                                                 --------

Form 13F Information Table Value Total:          $155,754
                                                 --------
                                                (thousands)




List of Other Included Managers:

None

         13F INFORMATION TABLE FOR HANAWALT ASSOCIATES, LLC (3/31/2004)

                   COLUMN 1                  COLUMN 2      COLUMN 3   COLUMN 4  COLUMN 5    COLUMN 6   COLUMN 7       COLUMN 8

NAME OF ISSUER                            TITLE OF CLASS    CUSIP    (x 1,000)    SHARES  DISCRETION   MANAGERS  SOLE  SHARED  NONE
--------------                            --------------    -----    ---------    ------  ----------   --------  ----  ------  ----
AMERICAN EAGLE OUTFITTERS INC (NEW)            COM        02553E106     1,256     46,600      x                    x
AUTOMATIC DATA PROCESSING INC CMN              COM        053015103       307      7,300      x                    x
AUTONATION, INC. CMN                           COM        05329W102       953     55,876      x                    x
AUTOZONE, INC. CMN                             COM        053332102     2,545     29,600      x                    x
BANK OF GRANITE CORP CMN                       COM        062401104       700     33,859      x                    x
BANK ONE CORP (NEW) CMN                        COM        06423A103       818     15,000      x                    x
BANTA CORPORATION CMN                          COM        066821109       403      8,700      x                    x
BERKSHIRE HATHAWAY INC CL-A (DEL) CLASS A      CL A       084670108     4,105         44      x                    x
BHA GROUP HOLDINGS INC CMN                     COM        055446108       360     12,000      x                    x
BLACK BOX CORP (DE) CMN                        COM        091826107       641     12,000      x                    x
CAMPBELL SOUP CO CMN                           COM        134429109     5,165    189,400      x                    x
CARMAX INC CMN                                 COM        143130102     1,913     65,500      x                    x
CEC ENTERTAINMENT INC CMN                      COM        125137109     1,150     33,150      x                    x
CHOICE HOTELS INTL INC CMN                     COM        169905106       470     10,500      x                    x
CNA FINCL.CORP. CMN                            COM        126117100     2,665     96,700      x                    x
COMMERCE BANCORP INC N.J. CMN                  COM        200519106     1,601     24,300      x                    x
CONSOLIDATED GRAPHICS INC CMN                  COM        209341106     4,809    125,063      x                    x
CONVERGYS CORPORATION CMN                      COM        212485106       242     15,900      x                    x
COSTCO WHOLESALE CORPORATION CMN               COM        22160K105       391     10,400      x                    x
CVS CORPORATION (DEL) CMN                      COM        126650100       611     17,300      x                    x
DEB SHOPS INC CMN                              COM        242728103     3,285    126,900      x                    x
DOVER CORPORATION CMN                          COM        260003108     1,097     28,300      x                    x
DRESS BARN INC CMN                             COM        261570105       284     16,200      x                    x
EDWARDS A G INC CMN                            COM        281760108     1,084     27,700      x                    x
GOLDEN WEST FINANCIAL CORP CMN                 COM        381317106     1,383     12,353      x                    x
H.J.HEINZ CO. CMN                              COM        423074103     6,220    166,800      x                    x
HEALTH MANAGEMENT ASSOC. CL A CMN CLASS A      CL A       421933102     1,971     84,900      x                    x
IHOP CORP NEW CMN                              COM        449623107     4,677    135,800      x                    x
INTERACTIVE DATA CORPORATION CMN               COM        45840J107       551     31,000      x                    x
INTL SPEEDWAY CORP-CL A CMN CLASS A            CL A       460335201     5,687    121,000      x                    x
JOURNAL REGISTER CO CMN                        COM        481138105       468     22,400      x                    x






KERZNER INTERNATIONAL LTD CMN                  COM        P6065Y107     2,918     65,800      x                    x
KMART HOLDING CORPORATON CMN                   COM        498780105     8,743    210,788      x                    x
LIMITED BRANDS, INC. CMN                       COM        532716107     6,088    304,400      x                    x
MBIA INC CMN                                   COM        55262C100     5,152     82,176      x                    x
MERCHANTS BANCSHARES INC CMN                   COM        588448100       335     11,600      x                    x
MERCURY GENERAL CORPORATION CMN                COM        589400100    42,868    858,567      x                    x
MET-PRO CORPORATION CMN                        COM        590876306       576     34,266      x                    x
NEWELL RUBBERMAID INC CMN                      COM        651229106     1,482     63,900      x                    x
PAPA JOHN'S INTERNATIONAL INC. CMN             COM        698813102    15,228    451,200      x                    x
PRE PAID LEGAL SERVICES INC CMN                COM        740065107       490     20,000      x                    x
REPUBLIC SERVICES INC CMN                      COM        760759100     1,570     58,000      x                    x
SNAP-ON INC CMN                                COM        833034101     5,731    177,200      x                    x
STUDENT LOAN CORP CMN                          COM        863902102     1,045      6,739      x                    x
THE YANKEE CANDLE CO, INC CMN                  COM        984757104       276     10,000      x                    x
TJX COMPANIES INC (NEW) CMN                    COM        872540109     1,032     42,000      x                    x
TRUSTMARK CORPORATION CMN                      COM        898402102       638     22,000      x                    x
UNIVERSAL HEALTH SVC CL B CMN CLASS B          CL B       913903100     1,096     23,800      x                    x
UTAH MEDICAL PRODS INC. CMN                    COM        917488108       631     25,700      x                    x
VALASSIS COMMUNICATIONS INC CMN                COM        918866104       608     20,000      x                    x
WASTE MANAGEMENT INC CMN                       COM        94106L109     1,047     34,700      x                    x
WEYCO GROUP INC CMN                            COM        962149100       389     10,500      x                    x

                                                                      155,754